UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	07/31/04

	FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER OPPORTUNITY FUNDS:
DREYFUS PREMIER HEALTH CARE FUND

Common Stocks	97.6%
	Shares	Value

Biotechnology	15.2%
Amgen	3,200 a		182,016
Amylin Pharmaceuticals	1,300 a		26,780
Biogen Idec	1,000 a		60,000
Corgentech	2,500 a		34,600
Elan, ADR	1,400 a		28,770
Genentech	2,600 a		126,568
Genzyme	1,500 a		76,920
Gilead Sciences	600 a		38,784
Impax Laboratories	1,800 a		25,470
Sepracor	700 a,b		32,179
Serologicals	2,000 a		39,200
Telik	1,200 a		23,712
			694,999

Distribution	.8%
Fisher Scientific International	600 a		34,920

Diversified Commercial Service	.7%
Charles River Laboratories International	700 a		31,549

Diversified Manufacturing	.7%
Varian	900 a		34,110

Generic Drugs	1.4%
IVAX	2,600 a		62,010

Health Industry Services	3.5%
Accredo Health	600 a		19,440
Covance	2,000 a		73,380
IDX Systems	500 a		15,015
Omnicare	200		5,654
Rotech Healthcare	2,100 a		44,625
			158,114

Hospital Management	7.6%
Beverly Enterprises		7,800 a	61,464
Community Health Systems		1,800 a	44,298
DaVita		3,050 a	92,629
LifePoint Hospitals		900 a	30,069
Mariner Health Care		2,900 a	79,750
Province Healthcare		2,800 a	40,684
			348,894

Major Pharmaceuticals	38.5%
Abbott Laboratories		2,500	98,375
AstraZeneca, ADR		3,300	148,236
Bristol-Myers Squibb		3,000	68,700
Hospira		1,200 a	31,092
Johnson & Johnson		6,300	348,201
Eli Lilly & Co.		900	57,348
Merck & Co.		2,900	131,515
Novartis, ADR		5,200	232,232
Pfizer		11,600	370,736
Sanofi-Synthelabo, ADR		1,000	33,050
Schering-Plough		8,300	161,518
Wyeth		2,050	72,570
			1,753,573

Managed Health Care	8.2%
Anthem		250 a	20,617
PacifiCare Health Systems		1,000 a	30,570
Pharmaceutical HOLDRs Trust		2,900	214,716
UnitedHealth Group		1,400	88,060
WellPoint Health Networks		200 a	20,220
			374,183

Medical Distributors	.4%
Akorn		6,700 a	20,435

Medical Electronics	5.3%
Medtronic		3,800	188,746
TriPath Imaging		6,100 a	51,240
			239,986

Medical Specialties	5.4%
Advanced Neuromodulation Systems		700 a	22,435
Bard (C.R.)		700	38,640
Becton, Dickinson & Co.		400	18,892
Boston Scientific		700 a	26,782
Cypress Bioscience		2,400 a	23,976
Dade Behring Holdings		800 a	39,752
Guidant		900	49,788

VISX			1,200 a	25,692
				245,957

Medical/Dental Distributors		1.5%
McKesson			1,500	48,255
PSS World Medical			1,900 a	18,601
				66,856

Medical/Nursing Services		.5%
Genesis HealthCare Ventures			800 a	21,480

Multi-Line Insurance		.4%
CIGNA			300	18,603

Other Pharmaceuticals		4.3%
First Horizon Pharmaceutical			2,900 a	50,663
Medicis Pharmaceutical, Cl. A			900	32,193
Teva Pharmaceutical Industries, ADR			3,900	115,440
				198,296

Personal Services		.7%
Gentiva Health Services			2,200 a	33,462

Precision Instruments		.5%
Waters			500 a	21,940

Real Estate Investment Trusts		2.0%
OMEGA Healthcare Investors			4,400	42,900
Ventas			1,900	48,488
				91,388
Total Common Stocks
(cost $	4,172,922)			4,450,755
			Principal
Short-Term Investments		4.4%	Amount($)	Value($)
U.S. Treasury Bills:
1.25%, 8/19/2004			100,000	99,941
1.25%, 8/26/2004			100,000	99,917
(cost $	199,851)			199,858

Investment of Cash Collateral
for Securities Loaned .5%			Shares	Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $	23,500)		23,500 C	23,500

Total Investments (cost $		4,396,273)	102.5%	4,674,113

Liabilities, Less Cash and Receivables			(2.5%)	(113,985)

Net Assets			102.5%	4,560,128

(a) Non-income producing.

(b) A portion of this security is on loan. At July 31, 2004, the total market value of the fund's security on loan is $22,985 and the total market value of the collateral held by the fund is $23,500.

(c) Investment in affiliated money market mutual fund.

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Opportunity Funds

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)